Note 21 - Income Taxes (Details) - Components of the Deferred Tax Assets and Liabilities: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Components of the Deferred Tax Assets and Liabilities: [Abstract]
Tax benefit of losses carried forward	$ 62,557	$ 128,124
Tax basis in excess of book value	9,487	2,883
Investment tax credits	41,636	68,088
Provisions and reserves	8,841	20,410
Deferred tax assets before valuation allowance	122,521	219,505
Unrecognized tax benefits	(12,523)	(12,872)
Valuation allowance	(46,506)	(149,637)
Net deferred tax assets	$ 63,492	$ 56,996